Basis of Presentation and General Information and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information and Recent Accounting Pronouncements [Abstract]
Basis of Presentation and General Information and Recent Accounting Pronouncements
1.

Basis of Presentation and General Information and Recent Accounting
Pronouncements
The

accompanying

unaudited

interim

consolidated

financial

statements

include

the

accounts

of

Diana
Shipping Inc., or DSI and its

wholly owned subsidiaries (collectively,

the “Company”). DSI was formed on
March

8,

1999,

as

Diana

Shipping

Investment

Corp.

under

the

laws

of

the

Republic

of

Liberia.

In
February

2005,

the

Company’s

articles

of

incorporation were

amended. Under

the

amended articles

of
incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of
Liberia to the Republic of the Marshall Islands.
The

accompanying

unaudited

interim

consolidated

financial

statements

have

been

prepared

in
accordance

with

U.S.

generally

accepted

accounting

principles,

or

U.S.

GAAP,

for

interim

financial
information.

Accordingly,

they

do

not

include

all

the

information

and

notes

required

by

U.S.

GAAP

for
complete

financial

statements.

These

unaudited

interim

consolidated

financial

statements

have

been
prepared on the

same basis and

should be read

in conjunction with

the financial statements

for the year
ended

December

31,

2024

included

in

the

Company’s

Annual

Report

on

Form

20-F

filed

with

the
Securities and

Exchange Commission on

March 21,

2025 and,

in the

opinion of

management, reflect

all
normal

recurring

adjustments

considered

necessary

for

a

fair

presentation

of

the

Company's

financial
position,

results

of

operations

and

cash

flows

for

the

periods

presented.

Operating

results

for

the

six
months ended June

30, 2025, are

not necessarily indicative

of the results

that might be

expected for the
fiscal year ending December 31, 2025.
The

consolidated

balance

sheet

as

of

December 31,

2024,

has

been

derived

from

the

audited
consolidated

financial

statements

as

of

that

date,

but

does

not

include

all

information

and

footnotes
required by U.S. GAAP for complete financial statements.
The Company

is engaged

in the

ocean transportation

of dry

bulk cargoes

worldwide mainly

through the
ownership

and

bareboat

charter

in

of

dry

bulk

carrier

vessels.

The

Company

operates

its

own

fleet
through

Diana

Shipping

Services

S.A.

(or

“DSS”),

a

wholly

owned

subsidiary

and

through

Diana
Wilhelmsen Management Limited, or DWM, a 50 % owned joint venture (Note 3(a)). The fees paid to DSS are eliminated on consolidation.